UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Specialty Underwriters Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

     /s/ Martin F. Hollenbeck         Fairfield, Ohio           May 4, 2012
   ----------------------------     -------------------    ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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
                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1
                                              ----------
Form 13F Information Table Entry Total:           24
                                              ----------
Form 13F Information Table Value Total          47,251
                                              ----------
                                              (thousands)

List of Other Included Managers:

No.     File No.       Name
01      028-10798      Cincinnati Financial Corporation


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

                                        Column 2       Column 3      Column 4        Column 5
              Issuer                 Title of Class     Cusip       FMV (000)     Shares/Principal  SH/PRN
3M CO                               COMMON            88579Y101            3,577           40,100     SH
ABBOTT LABORATORIES                 COMMON            002824100            1,667           27,200     SH
AGL RESOURCES INC                   COMMON            001204106            1,490           38,000     SH
AUTOMATIC DATA PROCESSING           COMMON            053015103            2,594           47,000     SH
BAXTER INTERNATIONAL INC            COMMON            071813109            1,196           20,000     SH
BLACKROCK INC                       COMMON            09247X101            2,049           10,000     SH
CISCO SYSTEMS INC                   COMMON            17275R102            1,893           89,500     SH
EMERSON ELECTRIC CO                 COMMON            291011104            1,044           20,000     SH
GENERAL MILLS INC                   COMMON            370334104            1,578           40,000     SH
HASBRO INC                          COMMON            418056107            1,102           30,000     SH
INTEL CORP                          COMMON            458140100            1,406           50,000     SH
INTL BUSINESS MACHINES CORP         COMMON            459200101            1,669            8,000     SH
JP MORGAN CHASE                     COMMON            46625H100            2,138           46,500     SH
LEGGETT & PLATT INC                 COMMON            524660107            3,240          140,800     SH
MICROSOFT CORP                      COMMON            594918104            1,935           60,000     SH
NUCOR CORP                          COMMON            670346105            1,417           33,000     SH
PRAXAIR INC                         COMMON            74005P104            1,490           13,000     SH
RPM INTERNATIONAL INC               COMMON            749685103            2,095           80,000     SH
SPECTRA ENERGY CORP                 COMMON            847560109            4,606          146,000     SH
UNITED TECHNOLOGIES CORP            COMMON            913017109            2,156           26,000     SH
US BANCORP                          COMMON            902973304            1,378           43,500     SH
VERIZON COMMUNICATIONS INC          COMMON            92343V104            1,147           30,000     SH
WAL-MART STORES INC                 COMMON            931142103            1,040           17,000     SH
WISCONSIN ENERGY CORP               COMMON            976657106            3,342           95,000     SH
                                                                          47,251

                                        Column 6       Column 7      Column 8
              Issuer                 Investment Dis    Oth Mgrs        Sole           Shared         None
3M CO                               SHARED-OTHER          01             -                 40,100      -
ABBOTT LABORATORIES                 SHARED-OTHER          02             -                 27,200      -
AGL RESOURCES INC                   SHARED-OTHER          03             -                 38,000      -
AUTOMATIC DATA PROCESSING           SHARED-OTHER          04             -                 47,000      -
BAXTER INTERNATIONAL INC            SHARED-OTHER          05             -                 20,000      -
BLACKROCK INC                       SHARED-OTHER          06             -                 10,000      -
CISCO SYSTEMS INC                   SHARED-OTHER          07             -                 89,500      -
EMERSON ELECTRIC CO                 SHARED-OTHER          08             -                 20,000      -
GENERAL MILLS INC                   SHARED-OTHER          09             -                 40,000      -
HASBRO INC                          SHARED-OTHER          10             -                 30,000      -
INTEL CORP                          SHARED-OTHER          11             -                 50,000      -
INTL BUSINESS MACHINES CORP         SHARED-OTHER          12             -                  8,000      -
JP MORGAN CHASE                     SHARED-OTHER          13             -                 46,500      -
LEGGETT & PLATT INC                 SHARED-OTHER          14             -                140,800      -
MICROSOFT CORP                      SHARED-OTHER          15             -                 60,000      -
NUCOR CORP                          SHARED-OTHER          16             -                 33,000      -
PRAXAIR INC                         SHARED-OTHER          17             -                 13,000      -
RPM INTERNATIONAL INC               SHARED-OTHER          18             -                 80,000      -
SPECTRA ENERGY CORP                 SHARED-OTHER          19             -                146,000      -
UNITED TECHNOLOGIES CORP            SHARED-OTHER          20             -                 26,000      -
US BANCORP                          SHARED-OTHER          21             -                 43,500      -
VERIZON COMMUNICATIONS INC          SHARED-OTHER          22             -                 30,000      -
WAL-MART STORES INC                 SHARED-OTHER          23             -                 17,000      -
WISCONSIN ENERGY CORP               SHARED-OTHER          24             -                 95,000      -

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